Fair Value Measurements - Schedule of Companys Assets and Liabilities are Measured at Fair Value (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Assets	$ 9,308,328	$ 194,224,782
Liabilities	1,100,757	857,787
Convertible promissory note	944,118
Cash and marketable securities held in trust [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Assets	10,873,406
Warrant liabilities - Public Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	85,388	450,656
Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	66,128	377,857
Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	5,123	29,274
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	85,388	450,656
Convertible promissory note
Quoted Prices In Active Markets (Level 1) [Member] | Cash and marketable securities held in trust [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Assets	10,873,406
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	85,388	450,656
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Convertible promissory note
Significant Other Observable Inputs (Level 2) [Member] | Cash and marketable securities held in trust [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Assets
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	1,015,369	407,131
Convertible promissory note	944,118
Significant Other Unobservable Inputs (Level 3) [Member] | Cash and marketable securities held in trust [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Assets
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Public Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Private Placement Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	66,128	377,857
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant liabilities - Representative's Warrants [Member]
Schedule of Company's Assets and Liabilities are Measured at Fair Value [Line Items]
Liabilities	$ 5,123	$ 29,274